EQUITY - Consolidated statements of comprehensive income (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flow for hedge
Gross Balance	$ (12,203,755)	$ (1,865,233)	$ (13,151,841)
Tax	2,334,037	683,482	2,554,551
Net Balance	(9,869,718)	(1,181,751)	(10,597,290)
Exchange rate translation differences
Gross Balance	(264,119,093)	(41,844,584)	(72,455,525)
Tax	84,571,922	9,295,546	2,476,204
Net Balance	(179,547,171)	(32,549,038)	(69,979,321)
Benefit relate to defined benefit plans
Gross Balance	(3,146,362)	(379,007)	(63,463)
Tax	849,518	102,332	16,184
Net Balance	(2,296,844)	(276,675)	(47,279)
Total Comprehensive income
Gross Balance	(279,469,210)	(44,088,824)	(85,670,829)
Tax	87,755,477	10,081,360	5,046,939
Other comprehensive income, total	$ (191,713,733)	$ (34,007,464)	$ (80,623,890)